Net financial income (loss) (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of net financial loss
Net financial income (loss) can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2023	2024	2025
Interests and gains on financial assets	3,177	2,437	1,318
Unrealized gains on financials assets	1,648	1,983	749
Foreign exchange gains	2,109	1,658	5,883
Other financial income	—	—
Financial income	6,934	6,079	7,951
Foreign exchange losses	(1,195)	(3,409)	(2,680)
Unrealized losses on financial assets	—
Interest on financial liabilities	(640)	(566)	(440)
Other financial expenses	—	—
Financial expenses	(1,835)	(3,975)	(3,120)
Net financial income (loss)	5,099	2,104	4,831